Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our option award grants, the CMRC has historically granted such awards on a predetermined annual schedule in February of each year. During 2025, the following stock options were granted within four business days prior to, or one business day following, the filing or furnishing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any nonpublic information:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Immediately Following the Disclosure of Material Nonpublic Information
					(%)

Peter Zaffino	2/18/2025	223,442	75.46	4,374,994.36	0.02
Keith Walsh	2/18/2025	31,920	75.46	624,993.60	0.02
Rose Marie Glazer	2/18/2025	31,920	75.46	624,993.60	0.02
Jonathan Hancock	2/18/2025	37,445	75.46	733,173.10	0.02
Claude Wade	2/18/2025	25,536	75.46	499,994.88	0.02

Award Timing Method	Although we do not have a formal policy with respect to the timing of our option award grants, the CMRC has historically granted such awards on a predetermined annual schedule in February of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our option award grants, the CMRC has historically granted such awards on a predetermined annual schedule in February of each year.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Immediately Following the Disclosure of Material Nonpublic Information
					(%)

Peter Zaffino	2/18/2025	223,442	75.46	4,374,994.36	0.02
Keith Walsh	2/18/2025	31,920	75.46	624,993.60	0.02
Rose Marie Glazer	2/18/2025	31,920	75.46	624,993.60	0.02
Jonathan Hancock	2/18/2025	37,445	75.46	733,173.10	0.02
Claude Wade	2/18/2025	25,536	75.46	499,994.88	0.02

Peter Zaffino [Member]
Awards Close in Time to MNPI Disclosures
Name	Peter Zaffino
Underlying Securities | shares	223,442
Exercise Price | $ / shares	$ 75.46
Fair Value as of Grant Date | $	$ 4,374,994.36
Underlying Security Market Price Change	0.0002
Keith Walsh [Member]
Awards Close in Time to MNPI Disclosures
Name	Keith Walsh
Underlying Securities | shares	31,920
Exercise Price | $ / shares	$ 75.46
Fair Value as of Grant Date | $	$ 624,993.6
Underlying Security Market Price Change	0.0002
Rosie Marie Glazer [Member]
Awards Close in Time to MNPI Disclosures
Name	Rose Marie Glazer
Underlying Securities | shares	31,920
Exercise Price | $ / shares	$ 75.46
Fair Value as of Grant Date | $	$ 624,993.6
Underlying Security Market Price Change	0.0002
Jonathan Hancock [Member]
Awards Close in Time to MNPI Disclosures
Name	Jonathan Hancock
Underlying Securities | shares	37,445
Exercise Price | $ / shares	$ 75.46
Fair Value as of Grant Date | $	$ 733,173.1
Underlying Security Market Price Change	0.0002
Claude Wade [Member]
Awards Close in Time to MNPI Disclosures
Name	Claude Wade
Underlying Securities | shares	25,536
Exercise Price | $ / shares	$ 75.46
Fair Value as of Grant Date | $	$ 499,994.88
Underlying Security Market Price Change	0.0002